Fixed assets (Schedule of Fixed Assets) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance	€ 114,389
Balance	194,521	€ 114,389
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	122,571	117,135
Additions	81,280	74,343
Disposals	(52)	(68,908)
Effect of changes in exchange rates		1
Balance	203,799	122,571
Gross carrying amount [member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	102,784	98,289
Additions	81,061	73,402
Disposals		(68,908)
Effect of changes in exchange rates	(1)	1
Balance	183,844	102,784
Gross carrying amount [member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	19,588	18,656
Additions	187	932
Disposals
Effect of changes in exchange rates
Balance	19,775	19,588
Gross carrying amount [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	147	138
Additions	5	9
Disposals
Effect of changes in exchange rates	1
Balance	153	147
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	52	52
Additions	27
Disposals	(52)
Effect of changes in exchange rates
Balance	27	52
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	1,147	5,744
Disposals	52
Effect of changes in exchange rates	1
Balance	8,182	29,915
Balance	9,278	8,182
Disposals		(27,477)
Depreciation [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,456	28,550
Depreciation for the year	416	4,383
Disposals		(27,477)
Effect of changes in exchange rates
Balance	5,872	5,456
Depreciation [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,545	1,192
Depreciation for the year	726	1,353
Disposals
Effect of changes in exchange rates
Balance	3,271	2,545
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	129	121
Depreciation for the year	4	8
Disposals
Effect of changes in exchange rates	1
Balance	134	129
Depreciation [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	52	52
Depreciation for the year	1
Disposals	52
Effect of changes in exchange rates
Balance	1	52
Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	114,389	87,220
Balance	194,521	114,389
Carrying Amounts [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	97,328	69,739
Balance	177,972	97,328
Carrying Amounts [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	17,043	17,464
Balance	16,504	17,043
Carrying Amounts [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	18	17
Balance	19	18
Carrying Amounts [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Balance	€ 26